1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
   Post-Effective Amendment No. 64                             [X]

                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
   Amendment No. 65                                            [X]

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One Financial Center, Boston, Massachusetts       02111
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Kevin M. Carome               Cameron S. Avery
    Exec. Vice-President          Bell, Boyd & Lloyd
    Liberty-Stein Roe Funds       Suite 3300
      Investment Trust            Three First National Plaza
    One Financial Center          70 W. Madison Street
    Boston, MA  02111             Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective on February 1, 2000 (or on such earlier date as the Commission may determine) pursuant to paragraph (b)(1)(v) of Rule 485. This post-effective amendment is being made to extend the date of effectiveness for a previously filed post-effective amendment, Post-Effective Amendment No. 61.


This amendment to the Registration Statement has also been signed by SR&F Base Trust.

                             STEIN ROE
                            MUTUAL FUNDS
                           Sensible Risks.
                       Intelligent Investments. [service mark]



                      January 11, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Liberty-Stein Roe Funds Investment Trust (Trust)
     File No. 33-11351

Gentlemen:

Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of Post-Effective Amendment No. 61 to the Trust's Registration Statement to February 1, 2000. The contents of Post-Effective Amendment No. 61, which was filed under Rule 485(a) on November 17, 1999, are hereby incorporated by reference.

Please contact me at (617) 772-3210 if you have any questions concerning this amendment or the requested effective date.

Sincerely,


KEVIN M. CAROME
Kevin M. Carome
Executive Vice-President and Secretary

cc:  Cameron S. Avery (Bell Boyd & Lloyd)

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 11th day of January, 2000.

                                   LIBERTY-STEIN ROE FUNDS
                                   INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------   ----------------
STEPHEN E. GIBSON           President             January 11, 2000
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-          January 11, 2000
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller            January 11, 2000
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               January 11, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               January 11, 2000
William W. Boyd

LINDSAY COOK                Trustee               January 11, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee               January 11, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               January 11, 2000
Janet Langford Kelly

_________________________   Trustee
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               January 11, 2000
Thomas C. Theobald

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 11th day of January, 2000.

                                   SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------   ----------------
STEPHEN E. GIBSON           President             January 11, 2000
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-          January 11, 2000
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller            January 11, 2000
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               January 11, 2000
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               January 11, 2000
William W. Boyd

LINDSAY COOK                Trustee               January 11, 2000
Lindsay Cook

DOUGLAS A. HACKER           Trustee               January 11, 2000
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               January 11, 2000
Janet Langford Kelly

_________________________   Trustee
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               January 11, 2000
Thomas C. Theobald